Employee Benefits (Post-Employments) - Summary of Expected Maturity Analysis of Pension and Medical Benefits (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	$ 40,569	$ 35,405
Petros 2 Pension Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,672
AMS Medical Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	11,986
Other plans [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	37	$ 112
Petros Pension Plan- Renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	20,919
Petros Pension Plan- Non- renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	5,955
Not later than one year [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,923
Not later than one year [member] | Petros 2 Pension Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	35
Not later than one year [member] | AMS Medical Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	378
Not later than one year [member] | Other plans [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1
Not later than one year [member] | Petros Pension Plan- Renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,064
Not later than one year [member] | Petros Pension Plan- Non- renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	445
Later than one year and not later than two years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	9,305
Later than one year and not later than two years [member] | Petros 2 Pension Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	183
Later than one year and not later than two years [member] | AMS Medical Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	2,109
Later than one year and not later than two years [member] | Other plans [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	5
Later than one year and not later than two years [member] | Petros Pension Plan- Renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	5,018
Later than one year and not later than two years [member] | Petros Pension Plan- Non- renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,990
Later than two years and not later than three years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	8,046
Later than two years and not later than three years [member] | Petros 2 Pension Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	187
Later than two years and not later than three years [member] | AMS Medical Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	2,134
Later than two years and not later than three years [member] | Other plans [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	6
Later than two years and not later than three years [member] | Petros Pension Plan- Renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	4,165
Later than two years and not later than three years [member] | Petros Pension Plan- Non- renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,554
Later than three years and not later than four years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	6,459
Later than three years and not later than four years [member] | Petros 2 Pension Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	189
Later than three years and not later than four years [member] | AMS Medical Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,889
Later than three years and not later than four years [member] | Other plans [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	6
Later than three years and not later than four years [member] | Petros Pension Plan- Renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	3,254
Later than three years and not later than four years [member] | Petros Pension Plan- Non- renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,121
Later than five years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	14,836
Later than five years [member] | Petros 2 Pension Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,078
Later than five years [member] | AMS Medical Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	5,476
Later than five years [member] | Other plans [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	19
Later than five years [member] | Petros Pension Plan- Renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	7,418
Later than five years [member] | Petros Pension Plan- Non- renegotiated [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	$ 845